As filed with the Securities and Exchange Commission on 8/21/2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7919

Bremer Investment Funds, Inc.
(Exact name of registrant as specified in charter)

445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Address of principal executive offices) (Zip code)

Joel W. Reimers
445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Name and address of agent for service)

(320) 255-7174
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Bond Fund

	Principal	LONG - TERM INVESTMENTS - 97.86%
	Amount		Value
		CORPORATE BONDS & NOTES - 29.82%

		Agricultural Operations - 2.48%
		Cargill, Incorporated
	$2,000,000	6.300%, 04/15/2009 (Acquired 12/12/00, Cost $1,961,254) [r]	$2,030,488
		Athletic Footwear - 1.22%
		Nike, Inc.
	1,000,000	5.500%, 08/15/2006	999,261
		Banking & Financial Services - 5.37%
		Bank of America Corporation
	1,000,000	4.875%, 09/15/2012	954,015
		General Motors Acceptance Corporation
	500,000	6.125%, 02/01/2007	498,009
	500,000	5.550%, 07/16/2007 *	496,397
		Rabobank Nederland NV NY
	500,000	7.000%, 07/27/2020 # * [f]	455,625
		The Goldman Sachs Group, Inc.
	1,000,000	6.600%, 01/15/2012	1,033,246
		Wells Fargo & Company
	1,000,000	5.125%, 09/01/2012	967,207
			4,404,499
		Chemicals - 1.16%
		E.I. Du Pont De Nemours
	1,000,000	4.125%, 04/30/2010	948,941
		Energy - 3.62%
		BP Capital Markets Plc
	2,000,000	2.750%, 12/29/2006 [f]	1,975,480
		Duke Energy Corp.
	1,000,000	5.375%, 01/01/2009	990,371
			2,965,851
		Food, Beverage & Tobacco - 1.27%
		Hormel Foods Corporation
	1,000,000	6.625%, 06/01/2011	1,038,796
		Hotels Restaurants & Leisure - 2.49%
		Park Place Entertainment Corporation
	2,000,000	9.375%, 02/15/2007	2,040,000
		Hotels, Resorts & Cruise Lines - 1.33%
		Starwood Hotels & Resorts Worldwide, Inc.
	1,075,000	7.375%, 05/01/2007	1,087,094
		Insurance - 3.56%
		Berkshire Hathaway Finance Corp.
	2,000,000	3.375%, 10/15/2008	1,905,056
		The St. Paul Travelers Companies, Inc.
	1,000,000	7.370%, 08/20/2007	1,013,522
			2,918,578
BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Bond Fund

	Principal
	Amount		Value
		Manufacturing - 3.66%
		DaimlerChrysler N.A. Holding Corp.
	$1,000,000	4.750%, 01/15/2008	$984,005
		Harley Davidson Funding Corp.
	1,000,000	3.625%, 12/15/2008 (Acquired 03/08/2006, Cost $962,361) [r]	954,883
		Honeywell International, Inc.
	1,000,000	7.500%, 03/01/2010	1,060,468
			2,999,356

		Publishing - 1.21%
		The Washington Post Company
	1,000,000	5.500%, 02/15/2009	991,658
		Retail - 1.23%
		JC Penney Corp., Inc.
	1,000,000	7.600%, 04/01/2007	1,012,254
		Technology - 1.22%
		International Business Machines Corporation (IBM)
	1,000,000	4.875%, 10/01/2006	998,479

		TOTAL CORPORATE BONDS & NOTES	$24,435,255
		(Cost $24,992,544)

		U.S. GOVERNMENT AGENCY AND
		AGENCY-BACKED ISSUES - 54.43%

		Fannie Mae
	$1,000,000	4.375%, 08/17/2007 #	$987,882
	1,000,000	4.300%, 01/28/2008 #	982,589
	1,500,000	6.250%, 02/01/2011	1,537,788
	2,000,000	5.250%, 08/01/2012	1,956,632
			5,464,891

		Federal National Mortgage Association (FNMA),
		Pass-Thru Certificates
	120,746	Pool #532561, 8.000%, 05/01/2015	126,735
	185,394	Pool #303922, 6.000%, 05/01/2016	184,846
	212,697	Pool #545300, 5.500%, 11/01/2016	209,207
	486,742	Pool #254306, 5.500%, 05/01/2017	478,838
	976,768	Pool #254721, 5.000%, 05/01/2018	943,136
	506,533	Pool #752031, 5.000%, 10/01/2018	489,092
	778,554	Pool #765251, 4.000%, 03/01/2019	719,479
	932,277	Pool #735792, 5.500%, 06/01/2020	916,763
	141,982	Pool #211830, 5.750%, 04/01/2023	142,450
	47,781	Pool #323380, 6.500%, 10/01/2028	48,286
	2,028,588	Pool #669713, 6.000%, 11/01/2032	2,004,778
	2,809,217	Pool #770725, 5.500%, 04/01/2034	2,706,301
			8,969,911

		Federal Home Loan Bank (FHLB)
	1,000,000	4.250%, 12/21/2007 #**	989,121
	1,000,000	4.000%, 09/23/2009 #**	982,678
	1,000,000	5.125%, 11/01/2010 #	981,411
	1,000,000	3.875%, 06/14/2013	908,023
			3,861,233
BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Bond Fund

	Principal
	Amount		Value
		Freddie Mac
	$1,000,000	4.500%, 02/15/2008 #	$983,790
	1,500,000	4.600%, 03/27/2009 #**	1,469,390
	1,000,000	4.375%, 07/30/2009 #	971,002
	2,000,000	5.875%, 03/21/2011	2,018,022
			5,442,204

		Federal Home Loan Mortgage Corporation (FHLMC),
		Participation Certificates
	831,150	Pool #B14860, 4.000%, 05/01/2014	786,372
	58,134	Pool #E00856, 7.500%, 06/01/2015	60,420
	35,497	Pool #G11072, 7.500%, 12/01/2015	36,980
	154,086	Pool #E00961, 6.000%, 04/01/2016	154,394
	785,886	Pool #E01343, 5.000%, 04/01/2018	758,444
	754,456	Pool #B12056, 4.500%, 02/01/2019	713,408
	1,208,712	Pool #B12781, 4.000%, 03/01/2019	1,116,596
	83,712	Pool #C90290, 7.000%, 08/01/2019	86,020
	1,040,234	Pool #B11937, 5.000%, 01/01/2019	1,003,900
	1,001,027	Pool #G30278, 6.500%, 10/01/2025	1,010,525
	992,654	Pool #C90963, 5.500%, 04/01/2026	962,789
	1,018,964	Pool #G08003, 6.000%, 07/01/2034	1,005,609
			7,695,457

		Government National Mortgage Association (GNMA)
	205,435	Pool #521580, 7.000%, 11/15/2014	211,915
	39,882	Pool #520754, 7.000%, 07/15/2015	41,133
	158,698	Pool #520763, 7.000%, 07/15/2015	163,677
	125,304	Pool #492995, 6.000%, 11/15/2028	124,715
	252,063	Pool #780941, 6.000%, 12/15/2028	250,868
	39,513	Pool #781029, 6.500%, 05/15/2029	40,134
	213,922	Pool #542643, 6.000%, 03/15/2031	212,601
	376,785	Pool #564700, 6.000%, 07/15/2031	374,459
	177,650	Pool #564153, 6.500%, 07/15/2031	180,168
	366,203	Pool #575885, 6.000%, 12/15/2031	363,942
	280,865	Pool #552242, 6.500%, 12/15/2031	284,846
	46,966	Pool #569421, 7.500%, 05/15/2032	49,100
	52,836	Pool #581988, 8.000%, 05/15/2032	56,144
	1,207,732	Pool #592008, 5.000%, 05/15/2033	1,144,541
	238,686	Pool #553320, 6.000%, 06/15/2033	237,166
	1,211,983	Pool #620461, 5.000%, 08/15/2033	1,148,569
	1,042,494	Pool #594109, 5.000%, 09/15/2033	987,948
			5,871,926

		Government National Mortgage Association (GNMA)
		Adjustable Rate Mortgage (ARM)
	294,546	Pool #080546, 5.000%, 10/20/2031	293,549
	366,394	Pool #080579, 5.000%, 02/20/2032	364,638
	247,704	Pool #080587, 5.500%, 03/20/2032	247,833
	69,816	Pool #080589, 5.625%, 03/20/2032	69,514
	792,706	Pool #080626, 4.500%, 08/20/2032	793,229
	580,358	Pool #080636, 4.500%, 09/20/2032	580,918
	270,456	Pool #080665, 5.625%, 01/20/2033	269,322
	549,639	Pool #080675, 5.625%, 02/20/2033	547,387
	526,843	Pool #080686, 4.375%, 04/20/2033	528,548

BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Bond Fund

	Principal
	Amount		Value
	$626,662	Pool #080701, 4.375%, 06/20/2033	$626,497
	538,010	Pool #080704, 4.500%, 06/20/2033	537,937
	823,116	Pool #080779, 5.125%, 12/20/2033	825,450
	747,874	Pool #080846, 5.500%, 03/20/2034	745,541
	311,928	Pool #080904, 4.875%, 05/20/2034	311,251
	560,033	Pool #080937, 4.875%, 06/20/2034	558,815
			7,300,429
		TOTAL U.S. GOVERNMENT AGENCY
		AND AGENCY-BACKED ISSUES
		(Cost $45,647,802)	$44,606,051

		U.S. TREASURY OBLIGATIONS - 8.68%

		U.S. Treasury Bonds - 7.43%
	$1,000,000	3.875%, 05/15/2009	$966,993
	1,000,000	3.625%, 07/15/2009	958,555
	1,000,000	5.750%, 08/15/2010	1,024,883
	1,000,000	5.000%, 02/15/2011	997,852
	1,000,000	4.375%, 08/15/2012	962,266
	500,000	4.000%, 02/15/2014	464,648
	600,000	7.500%, 11/15/2016	709,876
			6,085,073
		U.S. Treasury Notes - 1.25%
	1,030,000	2.375%, 08/15/2006	1,027,184

		TOTAL U.S. TREASURY OBLIGATIONS
		(Cost $7,442,000)	$7,112,257

		ASSET BACKED SECURITIES - 0.23%

	$193,444	CitiFinancial Mortgage Securities, Inc.
		2003-4, 3.221%, 10/25/2033	$191,470

		TOTAL ASSET BACKED SECURITIES	$191,470
		(Cost $191,645)

		COLLATERALIZED MORTGAGE OBLIGATIONS - 4.70%

		Fannie Mae
	$533,691	Pool #200357, 4.500%, 12/25/2012	$527,027
		FNMA Remic Trust 1989-69 - Class G
	34,151	Series 1989-69, 7.600%, 10/25/2019	35,575
		Fnma Remic Trust 2005-91
	731,316	Series 2005-91, 4.500%, 10/25/2020	693,001
		Freddie Mac
	435,966	Series 2591, 3.000%, 04/15/2021	431,395
		Gnma Remic Trust 2004-76
	1,000,000	Pool #G2SF55, 5.000%, 04/20/2030	972,662
		JP Morgan Com Mtg Ptc 2003-ln1
	864,650	Pool #2003LN, 4.134%, 10/15/2037	820,881
		Residential Asset Securities Corp.
	369,348	Series 2003-KS4, 3.490%, 02/25/2031	368,025

		TOTAL COLLATERALIZED MORTGAGE
		OBLIGATIONS (Cost $3,967,894)	$3,848,566

BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Bond Fund

	Shares		Value
		TOTAL LONG TERM INVESTMENTS
		(Cost $82,241,885)	$80,193,599

		SHORT TERM INVESTMENTS - 4.92%

		Investment Companies - 4.92%
	4,032,540	First American Prime Obligations Fund	$4,032,540

		TOTAL SHORT TERM INVESTMENTS	4,032,540
		(Cost $4,032,540)

		Total Investments - 102.78%	$84,226,139
		(Cost $86,274,425)^

		Other Liabilities in Excess of Assets - (2.78)%	(2,274,640)

		TOTAL NET ASSETS - 100.00%	$81,951,499

Percentages are stated as a percent of net assets.

[r]	Restricted.
[f]	Foreign.
#	Callable.
*	Floating Rate or Variable Rate Security. The rate listed is as of June 30, 2006.
**	Represents a security with a specified coupon until a predetermined date, at which time the stated
	rate is adjusted to a new contract rate. The rate listed is as of June 30, 2006.
^	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows[1]:

		Cost of investments	$ 86,274,425
		Gross unrealized appreciation	246,695
		Gross unrealized depreciation	(2,294,981)
		Net unrealized depreciation	$ (2,048,286)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Growth Stock Fund

	Shares		Value
		COMMON STOCKS - 97.95%

		Air Freight & Logistics - 1.84%
	15,000	United Parcel Service, Inc. - Class B	$1,234,950

		Banking & Financial Services - 6.35%
	20,000	American Express Company	1,064,400
	30,000	J.P. Morgan Chase & Co.	1,260,000
	13,500	Merrill Lynch & Co., Inc.	939,060
	15,000	Wells Fargo & Company	1,006,200
			4,269,660

		Beverages - 1.86%
	50,000	Constellation Brands, Inc. - Class A *	1,250,000

		Business Services - 2.39%
	25,000	Accenture Ltd. - Class A [f]	708,000
	20,000	First Data Corporation	900,800
			1,608,800

		Capital Goods - 9.01%
	15,000	3M Co.	1,211,550
	26,000	Dover Corporation	1,285,180
	15,000	Emerson Electric Co.	1,257,150
	70,000	General Electric Company	2,307,200
			6,061,080

		Chemicals - 2.41%
	40,000	Ecolab, Inc.	1,623,200

		Communication & Media - 3.00%
	30,000	Comcast Corp. *	982,200
	60,000	Time Warner, Inc.	1,038,000
			2,020,200

		Computers & Peripherals - 0.98%
	60,000	EMC Corp. *	658,200

		Cosmetics & Toiletries - 1.94%
	23,500	Procter & Gamble Company	1,306,600

		Drugs - 3.58%
	20,000	Eli Lilly & Co.	1,105,400
	65,000	Mylan Laboratories, Inc.	1,300,000
			2,405,400

		Energy - 3.37%
	20,000	Exxon Mobil Corporation	1,227,000
	16,000	Schlumberger Limited [f]	1,041,760
			2,268,760

BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Growth Stock Fund

	Shares		Value
		Food & Beverages & Tobacco - 3.60%
	20,000	PepsiCo, Inc.	$1,200,800
	40,000	Sysco Corporation	1,222,400
			2,423,200

		Health Care & Health Care Equipment - 8.10%
	25,000	Amgen, Inc. *	1,630,750
	30,000	Medtronic, Inc.	1,407,600
	24,000	Quest Diagnostics, Inc.	1,438,080
	30,000	St Jude Medical, Inc. *	972,600
			5,449,030

		Hotels Restaurants & Leisure - 2.01%
	11,000	International Speedway Corporation - Class A	510,070
	25,000	McDonald's Corporation	840,000
			1,350,070

		Insurance - 3.23%
	15,000	AFLAC, Inc.	695,250
	25,000	American International Group, Inc.	1,476,250
			2,171,500

		Medical Products - 5.24%
	20,000	Biomet, Inc.	625,800
	50,000	Boston Scientific Corporation *	842,000
	20,000	Johnson & Johnson	1,198,400
	25,000	Respironics, Inc. *	855,500
			3,521,700

		Oil & Gas Equipment & Services - 4.05%
	30,000	BJ Services Co.	1,117,800
	20,000	Transocean, Inc. * [f]	1,606,400
			2,724,200

		Retail - General - 6.05%
	24,000	Best Buy Co, Inc.	1,316,160
	50,000	CVS Corporation	1,535,000
	25,000	Target Corporation	1,221,750
			4,072,910

		Savings Institutions, Not Federally Chartered - 1.49%
	75,000	Hudson City Bancorp, Inc.	999,750

		Semiconductor Equipment - 1.63%
	75,000	ATI Technologies, Inc. * [f]	1,095,000

		Software - 5.30%
	15,000	Cognos, Inc. * [f]	426,750
	85,000	Microsoft Corporation	1,980,500
	80,000	Oracle Corporation *	1,159,200
			3,566,450

BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Growth Stock Fund

	Shares		Value
		Specialty Retail - 3.48%
	30,000	Coach, Inc. *	$897,000
	35,000	Michaels Stores, Inc.	1,443,400
			2,340,400

		Technology - 7.28%
	50,000	American Power Conversion Corporation	974,500
	50,000	Cisco Systems, Inc. *	976,500
	30,000	Dell, Inc. *	732,300
	45,000	Intel Corporation	852,750
	45,000	Texas Instruments, Inc.	1,363,050
			4,899,100

		Telecommunications - 3.89%
	50,000	Nokia Corporation ADR	1,013,000
	40,000	QUALCOMM, Inc.	1,602,800
			2,615,800

		Travel & Recreation - 5.87%
	25,000	Carnival Corporation [f]	1,043,500
	20,000	Marriott International, Inc. - Class A	762,400
	30,000	Southwest Airlines Co.	491,100
	55,000	The Walt Disney Company	1,650,000
			3,947,000

		TOTAL COMMON STOCKS	$65,882,960
		(Cost $51,721,833)

	Shares		Value
		SHORT TERM INVESTMENTS - 3.01%

		INVESTMENT COMPANY - 3.01%
	2,021,842	First American Prime Obligations Fund	$2,021,842

		TOTAL SHORT TERM INVESTMENTS (Cost $2,021,842)	$2,021,842

		Total Investments (Cost $53,743,675^) - 100.96%	$67,904,802

		Other Liabilities in Excess of Assets - (0.96)%	(644,472)

		TOTAL NET ASSETS - 100.00%	$67,260,330

BREMER INVESTMENT FUNDS, INC
SCHEDULE OF INVESTMENTS - June 30, 2006 (Unaudited)
Growth Stock Fund

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non Income Producing.
f	Foreign.

^	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows[1]:

		Cost of investments	$53,743,675
		Gross unrealized appreciation	17,140,874
		Gross unrealized depreciation	(2,979,747)
		Net unrealized appreciation	$14,161,127

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bremer Investment Funds, Inc.

By (Signature and Title) /s/ Joel W. Reimers - President
                                                 Joel W. Reimers, President

Date  8-16-2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel W. Reimers - President
                                                   Joel W. Reimers, President

Date  8-16-2006

By (Signature and Title)* /s/ Richard A. Dinello - Treasurer
Richard A. DiNello, Treasurer

Date  8-17-2006

* Print the name and title of each signing officer under his or her signature.